UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22210
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Partners Group Private Equity, LLC
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(Exact name of registrant as specified in charter)
c/o Partners Group (USA) Inc.
450 Lexington Ave, 39th Floor
New York, NY 10017
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(Address of principal executive offices) (Zip code)

Brooks Lindberg, CCO
450 Lexington Ave, 39th Floor
New York, NY 10017
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(Name and address of agent for service)

registrant's telephone number, including area code: (212) 763-4700
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Date of fiscal year end: March 31
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Date of reporting period: September 30, 2010
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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY, LLC
(a Delaware Limited Liability Company)
Financial Statements

For the Period from April 1, 2010 to September 30, 2010
(Unaudited)

(Including the Financial Statements of the Partners Group Private Equity (Master Fund), LLC)

PARTNERS GROUP PRIVATE EQUITY, LLC
(a Delaware Limited Liability Company)

For the Period from April 1, 2010 to September 30, 2010
(Unaudited)

PARTNERS GROUP PRIVATE EQUITY, LLC
(a Delaware Limited Liability Company)

Statement of Assets, Liabilities and Members' Equity - September 30, 2010 (Unaudited)

Assets
Private Equity Investments, at fair value (cost $41,883,411)	$45,019,962
Interest receivable	2
Receivable for expense waivers	92,465

Total Assets	$45,112,429

Liabilities
Organizational fees payable	$41,069
Servicing fees payable	26,330
Accounting and administration fees payable	13,716
Custodian fees payable	1,600
Registration fees payable	2,250
Other expenses payable	3,711

Total Liabilities	88,676

Members' Equity	$45,023,753

Members' Equity consists of:
Members' capital paid-in	42,321,503
Accumulated net investment loss	(132,393)
Accumulated net realized gain on investments and foreign currency translation	215,487
Accumulated net unrealized appreciation on investments and foreign currency translation	2,932,813
Accumulated Adviser's Incentive Allocation	(313,657)

Total Members' Equity	$45,023,753

Number of Outstanding Units	40,222

Net Asset Value per Unit	$1,119.39

The accompanying notes are an integral part of these Financial Statements.

1

PARTNERS GROUP PRIVATE EQUITY, LLC
(a Delaware Limited Liability Company)
Statement of Operations
Period from April 1, 2010 through September 30, 2010 (Unaudited)

Investment Income Allocated from Partners Group Private Equity (Master Fund), LLC
Interest	$275,651
Expenses	(259,495)
Total Investment Income Allocated from Partners Group Private Equity (Master Fund), LLC	16,156

Feeder Fund Investment Income	48

Feeder Fund Operating Expenses
Servicing fees	89,911
Organizational fees	38,838
Accounting and Administration fees	34,640
Registration fees	6,300
Custodian fees	1,200
Other expenses	7,400
Total Operating Expenses	178,289

Expense Waivers	(53,543)

Total Feeder Fund Net Operating Expenses	124,746

Net Investment Loss	(108,542)

Net Realized Gain and Change in Unrealized Appreciation on Investments and Foreign
Currency from Partners Group Private Equity (Master Fund), LLC
Net realized gain distributions from Private Equity Investments	203,896
Net change in accumulated unrealized appreciation on investments and foreign currency translation	2,587,072

Net Realized Gain and Change in Unrealized Appreciation on Investments and Foreign
Currency from Partners Group Private Equity (Master Fund), LLC	2,790,968

Adviser's Incentive Allocation	(280,714)

Net Increase in Members' Equity from Operations	$2,401,712

The accompanying notes are an integral part of these Financial Statements.

2

PARTNERS GROUP PRIVATE EQUITY, LLC
(a Delaware Limited Liability Company)
Statement of Changes in Members' Equity
For the periods ended March 31, 2010 and September 30, 2010 (Unaudited)

Members'
Equity
Members' Equity at February 1, 2010	$-
Capital contributions	6,185,000
Net investment loss	(23,851)
Net realized gain from investments	215
Net realized gain on foreign currency contracts	59
Net realized gain distributions from Private Equity Investments	11,317
Net change in accumulated unrealized appreciation on investments
and foreign currency translation	345,741
Adviser's Incentive Allocation	(32,943)
Members' Equity at March 31, 2010	$6,485,538
Capital contributions	36,136,503
Net investment loss	(108,542)
Net realized gain distributions from Private Equity Investments	203,896
Net change in accumulated unrealized appreciation on investments
and foreign currency translation	2,587,072
Adviser's Incentive Allocation	(280,714)
Members' Equity at September 30, 2010	$38,538,215

Units outstanding at February 1, 2010	-
Units sold	6,185
Units redeemed	-
Units outstanding at March 31, 2010	6,185
Units sold	34,037
Units redeemed	-
Units outstanding at September 30, 2010	40,222

The accompanying notes are an integral part of these Financial Statements.

3

PARTNERS GROUP PRIVATE EQUITY, LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
Period from April 1, 2010 through September 30, 2010 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$2,401,712
Adjustments to reconcile Net Increase in Members' Equity from Operations to net cash used in operating activities:
Purchases of interests in Partners Group Private Equity (Master Fund), LLC	(36,136,503)
Decrease in investment in Partners Group Private Equity (Master Fund), LLC for expense payments	104,187
Net investment income allocated from Partners Group Private Equity (Master Fund), LLC
Private Equity (Master Fund), LLC	(16,156)
Net realized gain distributions from Private Equity Investments allocated from Partners Group
Private Equity (Master Fund), LLC	(203,896)
Net change in accumulated unrealized appreciation on investments and foreign curency translation
allocated from Partners Group Private Equity (Master Fund), LLC	(2,587,072)
Adviser's Incentive Allocation	280,714
Decrease in interest receivable	2
Increase in receivable for expense waivers	(53,543)
Increase in organizational fees payable	38,304
Increase in servicing fees payable	19,609
Increase in accounting and administration fees payable	10,066
Increase in custodian fees payable	1,200
Increase in registration fees payable	1,700
Increase in other expenses payable	3,173
Net Cash Used in Operating Activities	(36,136,503)

CASH FLOWS FROM FINANCING ACTIVITIES
Members' capital contributions	36,186,503
Members' capital withdrawals	(50,000)
Net Cash Provided by Financing Activities	36,136,503

Net change in cash and cash equivalents	-

Cash and cash equivalents at beginning of period	-
Cash and cash equivalents at End of Period	$-

The accompanying notes are an integral part of these Financial Statements.

4

PARTNERS GROUP PRIVATE EQUITY, LLC
(a Delaware Limited Liability Company)
Financial Highlights

	Period from	Period from
	April 1, 2010 through	February 1, 2010 through
	September 30, 2010	March 31, 2010 (1)
	(Unaudited)
Per Unit Operating Performances (2)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,048.52	$1,000.00 (3)

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.56	(3.86)
Net realized and unrealized gain on investments	70.31	52.38

Net Increase in Members' Equity from Operations	70.87	48.52

DISTRIBUTIONS TO MEMBERS:
Net change in Members' Equity due to distributions to Members	-	-

NET ASSET VALUE, END OF PERIOD	$1,119.39	$1,048.52

TOTAL NET ASSET VALUE RETURN (4) (5)	6.59%	4.85%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	45,024	6,486
Net investment loss to average net assets, excluding Incentive Allocation (6)	(0.95)%	(2.57)%
Ratio of gross expenses to average net assets, excluding Incentive Allocation (6) (7) (8)	3.64%	6.11%
Ratio of net expenses to average net assets, excluding Incentive Allocation (6) (8) (9) (10)	3.12%	2.79%
Ratio of Incentive Allocation to average net assets (5)	1.23%	0.57%

(1)	The Fund commenced operations on February 1, 2010.
(2)	Selected data for a unit of membership interest outstanding throughout the period.
(3)	The net asset value for the beginning period February 1, 2010 (Commencement of Operations) through March 31, 2010 represents the initial contribution per unit of $1,000.
(4)
Total investment return based on per unit net asset value reflects the changes in net asset value based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(5)	Not annualized.
(6)	Annualized.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by management.
(8)	The organizational fees are not annualized for the ratio calculation.
(9)	Effective February 1, 2010, the Fund is voluntarily capped at 3.0%. See note 2.d. for a more thorough Expense Limitation Agreement discussion.
(10)
The net expense ratio is calculated based on average net assets while the Fund calculates the expense limitation and reimbursement based on month-end net assets as directed by expense limitation and reimbursement agreement. This may cause the net expense ratio to be greater that 3.0% expense limit.

The accompanying notes are an integral part of these Financial Statements.

5

Partners Group Private Equity, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2010 (unaudited)

1. Organization

Partners Group Private Equity, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on June 18, 2008 and commenced operations on February 1, 2010. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The objective of the Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments (“Private Equity Investments”).  To achieve its objective, the Fund will invest substantially all of its assets into Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) a limited liability company organized under the laws of the State of Delaware, which is also registered under the 1940 Act. The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. A Board of Managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Master Fund. To the fullest extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of such board, or the Adviser. Units of limited liability company interests (“Units”) in the Fund are offered only to investors (“Members”) that represent that they are a U.S. person for federal income tax purposes, an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended, and a “qualified client” within the meaning of Rule 205-3 under the Investment Advisers Act of 1940, as amended.

The percentage of the Master Fund’s beneficial interests owned by the Fund at September 31, 2010, was 49.07%.

2. Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Valuation of Investments

Valuation of the Fund’s interest in the Master Fund is based on the investment in Private Equity Investments, as defined in the Master Fund’s financial statements, held by the Master Fund. The Master Fund will value interests in the Private Equity Investments at fair value, which ordinarily will be the value determined by their respective investment managers; in accordance with procedures established by the Board. Private Equity Investments are subject to the terms of their respective Private Equity Investments’ offering documents. Valuations of Private Equity Investments may be subject to estimates and are net of management and performance incentive fees or allocations that may be payable pursuant to such offering documents.

b. Allocation from the Master Fund

As required by accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

c. Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Fund will be recognized on an accrual basis. Expenses that are specifically attributed to the Fund are charged to the Fund. Because the Fund bears its proportionate share of the management fees of the Master Fund, the Fund pays no direct management fee to the Adviser. Income and expenses are recorded on an accrual basis.

d. Expense Limitation Agreement

Effective February 1, 2010, the Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund.  The Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, the Incentive Allocation and any acquired fund fees and expenses) do not exceed 3.00%, on an annualized basis (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain within the Expense Limit. The Expense Limitation Agreement has an initial two-year term, provided that it may be terminated by the Adviser or the Fund at any time that the Fund would not exceed the Expense Limit without giving effect to any Waiver. For the six month period ended September 30, 2010, the Adviser waived fees of $92,465 and is subject to recoupment through September 30, 2013.

6

Partners Group Private Equity, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2010 (unaudited) (continued)

2. Significant Accounting Policies (continued)

e. Tax Basis Reporting

Because the Master Fund invests primarily in investments that are treated as partnerships for U.S. Federal tax purposes, the tax character of the Fund’s allocated earnings is established dependent upon the tax filings of the Private Equity Investments. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

f. Income Taxes

For U.S. Federal income tax purposes, the Fund is treated as a partnership, and each Member in the Fund is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Fund since the Members are individually liable for the taxes on their share of the Fund.

The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions Financial Accounting Standards Board- Accounting for Uncertainty in Income Taxes, which required the Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Adviser has determined that there was no effect on the financial statements from the Fund's adoption of this authoritative guidance.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2010 forward.

g. Cash and cash equivalents

Cash and cash equivalents includes amounts held in interest bearing demand deposit accounts.

Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

h. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Member’s capital from operations during the reporting period. Actual results could differ from those estimates.

i. Organization Expenses

Costs incurred in connection with the organization of the Fund were $41,069 of which $53,543 were waived on behalf of the Master Fund by the Adviser and will not be borne by the Fund.

3. Fair Value Measurements

In January 2010, the FASB issued Improving Disclosures about Fair Value Measurements which clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for interim and annual reporting periods beginning after December 31, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 31, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.  Management continues to evaluate the application of Improving Disclosure about Fair Value Measurements to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any on the Fund’s financial statements.

7

Partners Group Private Equity, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2010 (unaudited) (continued)

4. Allocation of Members’ Capital

Net profits or net losses of the Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Members. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Members other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

The Fund will maintain a separate capital account on its books for each Member. As of any date, the capital account of a Member shall be equal to the net asset value per Unit as of such date, multiplied by the number of Units held by such Member. Any amounts charged or debited against a Member’s capital account under the Fund’s ability to allocate special items, and to accrue reserves, other than among all Members in accordance with the number of Units held by each such Member, shall be treated as a partial redemption of such Member’s Units for no additional consideration as of the date on which the Board determines such charge or debit is required to be made, and such Member’s Units shall be reduced thereby as appropriately determined by the Fund. Any amounts credited to a Member’s capital account under the Fund’s ability to allocate special items and to accrue reserves, other than among all Members in accordance with the number of Units held by each such Member, shall be treated as an issuance of additional Units to such Member for no additional consideration as of the date on which the Board determines such credit is required to be made, and such Member’s Units shall be increased thereby as appropriately determined by the Fund. As of September 30, 2010, there have been no special items or accrued receivables allocated to Member’s capital accounts.

5. Subscriptions & Repurchase of Members’ Interests

Units will generally be offered for purchase as of the first day of each calendar month, except that Units may be offered more or less frequently as determined by the Board in its sole discretion. The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board.  In determining whether the Fund should offer to repurchase Units, the Board will consider the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Fund Board that, under normal market circumstances, the Fund conduct repurchase offers quarterly on or about each January 1st, April 1st, July 1st and October 1st.

6. Related Party Transactions and Other

The Fund pays the Adviser or one of its affiliates, in its capacity as the servicing agent (the “Servicing Agent”), a monthly servicing fee (the “Servicing Fee”), equal to 0.70% on an annualized basis of the Fund’s net asset value as of each month-end. The Servicing Fee is paid to the Servicing Agent out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. For purposes of determining the Servicing Fee due to the Adviser for any month, net asset value will be calculated prior to any reduction for any fees and expenses (of the Fund and the Master Fund) for that month, including, without limitation, the Servicing Fee payable for that month.

The Incentive Allocation is calculated at the Master Fund level, and allocated to the Fund based on the Fund’s ownership interest in the Master Fund. The Incentive Allocation with respect to the Fund is equal to 10% of the amount by which the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each Member, including the Fund, that has invested in the Master Fund over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) will be debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Master Fund maintained solely for the purpose of being allocated the Incentive Allocation. The Master Fund will maintain a memorandum account for each Member that has invested in the Master Fund, including the Fund (each, a “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each Allocation Period of the Master Fund by the amount of the relevant Member’s allocable share of the net losses of the Master Fund for the Allocation Period, and (ii) decreased (but not below zero) upon the close of such Allocation Period by the amount of such Member’s allocable share of the net profits of the Master Fund for the Allocation Period. The Incentive Allocation will be calculated and charged to each Member as of the end of each Allocation Period. The Allocation Period with respect to a Member whose interest in

8

Partners Group Private Equity, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2010 (unaudited) (continued)

6. Related Party Transactions and Other (Continued)

the Master Fund is repurchased or is transferred in part shall be treated as ending only with respect to the portion of the interest so repurchased or transferred, and only the net profits of the Master Fund, if any, and the balance of the Loss Recovery Account attributable to the portion of the interest being repurchased or transferred (based on the Member’s capital account amount being so repurchased or transferred) will be taken into account in determining the Incentive Allocation for the Allocation Period then ending, and the Member’s Loss Recovery Account shall not be adjusted for such Member’s allocable share of the net losses of the Master Fund, if any, for the Allocation Period then ending that are attributable to the portion of the interest so repurchased or transferred. For the six month period ended September 30, 2010 the Adviser received an Incentive Allocation of $280,714.

UMB Bank, N.A. serves as custodian of the Fund’s cash balances and provides custodial services for the Fund. UMB Fund Services, Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. The Fund pays a monthly fee to the custodian and administrator based upon average net assets, subject to certain minimums.

7. Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private equity companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its Private Equity Investment holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

A further discussion of the risks associated with an investment in the Fund can be found by referencing the Master Fund’s Financial Statements, the Confidential Private Placement Memorandum and Statement of Additional Information.

8. Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

9

Partners Group Private Equity, LLC
(a Delaware Limited Liability Company)

Other Information (unaudited)

Proxy Voting

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Once filed, the Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 1-877-591-4656 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

10

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Financial Statements

For the Period from April 1, 2010 to September 30, 2010
(Unaudited)

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

For the Period from April 1, 2010 to September 30, 2010
(Unaudited)

Table of Contents

Schedule of Investments	1-2
Statement of Assets, Liabilities and Members' Equity	3
Statement of Operations	4
Statements of Changes in Members' Equity	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8-13
Other Information	14

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - September 30, 2010 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY
Percentages are as follows:

Private Equity Investments (41.30%)	Geographic Region [a]	Fair Value

Direct Investments (16.05%)
AcadeMedia AB [c]	Western Europe	$3,375,174
Collins Foods Group [c]	Asia - Pacific	982,662
Grupo Santillana [c]	South America	500,000
Kaffee Partner AG [c]	Western Europe	1,237,341
Learning Care Group [c]	North America	2,654,808
MultiPlan Holdings, Inc. [c]	North America	2,500,000
Newcastle Coal Infrastructure Group [c]	Asia - Pacific	2,451,538
Surgery Partners [c]	North America	427,664
The Ambea Group [c]	Western Europe	603,493
Total Direct Investments (16.05%)		14,732,680

Primary Investments (0.90%)
Avista Capital Partners II, LP [b,c]	North America	$822,763
Total Primary Investments (0.90%)		822,763

Secondary Investments (24.35%)
3i Europartners Vb, LP [b,c]	Western Europe	$563,365
Advent International GPE VI, LP [b,c]	Western Europe	1,156,555
Apollo Investment Fund IV, LP [b,c]	North America	76,162
Apollo Investment Fund VI, LP [b,c]	North America	1,115,830
Apollo Investment Fund VII, LP [b,c]	North America	646,835
Apollo Overseas Partners (Delaware) VII, LP [b,c]	North America	315,620
Ares Corporate Opportunities Fund III, LP [b,c]	North America	182,573
Baring Asia Private Equity Fund IV, LP [b,c]	Asia - Pacific	536,296
Candover 2001 Fund UK No. 2, LP [b,c]	Western Europe	448,370
Candover 2005 Fund, LP [b,c]	Western Europe	673,982
Carlyle Partners IV, LP [b,c]	North America	2,537,366
Carlyle Partners V, LP [b,c]	North America	3,160,323
Citigroup Venture Capital International Growth Offshore I, LP [b,c]	Asia - Pacific	141,216
Citigroup Venture Capital International Growth Offshore II, LP [b,c]	Asia - Pacific	213,962
Citigroup Venture International Growth Partnership II, LP [b,c]	North America	743,151
CVC European Equity Partners IV Tandem Fund, LP [b,c]	Western Europe	948,174
CVC European Equity Partners V, LP [b,c]	Western Europe	980,930
Duke Street Capital V, LP [b,c]	Western Europe	72,661
Duke Street Capital VI, LP [b,c]	Western Europe	557,650
Fourth Cinven Fund, LP [b,c]	Western Europe	595,952
Highstar Capital III, LP [b,c]	North America	2,088,686
Irving Place Capital Partners II, LP [b,c]	North America	350,396
Irving Place Capital Partners III, LP [b,c]	North America	636,605
Montagu III, LP [b,c]	Western Europe	274,860
Palladium Equity Partners III, LP [b,c]	North America	294,890
Silver Lake Partners III, LP [b,c]	North America	2,088,494
Silver Lake Sumeru Fund, LP [b,c]	North America	240,334
TPG Partners VI, LP [b,c]	North America	170,453
Warburg Pincus Private Equity X, LP [b,c]	North America	525,904
Total Secondary Investments (24.35%)		22,337,595

Total Private Equity Investments (Cost $31,111,401) (41.30%)		37,893,038

Short-Term Investments (52.71%)
Money Markets (9.12%)

UMB Bank Money Market Fiduciary	8,364,530
Total Money Markets (9.12%)	8,364,530
U.S. Government Treasury Obligations (43.59%)

U.S. Treasury Bill, 0.14%, 12/16/2010 [d]	9,997,320
U.S. Treasury Bill, 0.13%, 10/14/2010 [d]	9,999,549
U.S. Treasury Bill, 0.10%, 10/28/2010 [d]	9,999,250
U.S. Treasury Bill, 0.10%, 11/12/2010 [d]	9,998,833
Total U.S. Government Treasury Obligations (43.59%)	39,994,952

Total Short-Term Investments (Cost $48,359,206) (52.71%)	48,359,482

Total Investments (Cost $79,470,607) (94.01%)	86,252,520

Other Assets in Excess of Liabilities (5.99%)	5,495,083

Members' Equity (100.00%)	$91,747,603

a Geographic region is based on where a Private Equity Investment is headquartered and may be different from where such Private Equity Investment invests or operates.
b Non-income producing.
c Investments are issued in private placement transactions and as such are restricted as to resale.
d Each issue shows the rate of the discount at the time of purchase.
Total cost and fair value of restricted portfolio funds as of September 30, 2010 was $31,111,401 and $37,893,038, respectively.

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity - September 30, 2010 (Unaudited)

Assets
Private Equity Investments, at fair value (cost $31,111,401)	$37,893,038
Short-term investments, at fair value (cost $48,359,206)	48,359,482
Cash	3,760,342
Cash denominated in foreign currencies (cost $1,671,288)	2,000,606
Interest receivable	395,374
Dividends receivable	3,990
Prepaid assets	20,070

Total Assets	$92,432,902

Liabilities
Management fee payable	$431,544
Professional fees payable	158,144
Organizational fees payable	66,962
Accounting and administration fees payable	11,392
Custodian fees payable	11,200
Fund investment fees payable	416
Other expenses payable	5,641

Total Liabilities	685,299

Members' Equity	$91,747,603

Members' Equity consists of:
Members' capital paid-in	84,363,050
Accumulated net investment loss	(305,023)
Accumulated net realized gain	578,345
Accumulated net unrealized appreciation on investments and foreign currency translation	7,111,231

Total Members' Equity	$91,747,603

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Operations Period from April 1, 2010 through September 30, 2010 (Unaudited)

Investment Income
Dividends	$12,121
Interest	500,291
Transaction fee income	108,332

Total Investment Income	620,744

Operating Expenses
Management fee	375,698
Professional fees	96,517
Managers' fees	45,000
Organizational fees	35,473
Accounting and administration fees	33,392
Insurance expense	27,208
Custodian fees	4,946
Other expenses	12,100
Total Operating Expenses	630,334

Expense Waivers	(15,680)

Total Net Operating Expenses	614,654

Net Investment Income	6,090

Net Realized Gain and Change in Unrealized Appreciation on Investments and Foreign Currency

Net realized gain distributions from underlying funds	460,191
Net change in accumulated unrealized appreciation on:
Investments	5,232,199
Foreign currency translation	328,328

Net Realized Gain and Change in Unrealized Appreciation on Investments and Foreign Currency	6,020,718

Net Increase in Members' Equity from Operations	$6,026,808

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Changes in Members' Equity
For the periods ended March 31, 2010 and September 30, 2010 (Unaudited)

	Adviser's Equity	Members' Equity	Total Members' Equity
Members' Equity at July 1, 2009	$-	$-	$-
Capital contributions	-	26,910,000	26,910,000
Capital withdrawals	-	(53,991)	(53,991)
Net investment loss	-	(311,113)	(311,113)
Net realized gain from investments	-	935	935
Net realized gain on foreign currency contracts	-	5,884	5,884
Net realized gain distributions from Private Equity Investments	-	111,335	111,335
Net change in accumulated unrealized appreciation on
investments and foreign currency translation	-	1,550,704	1,550,704
Adviser's Incentive Allocation from
July 1, 2009 to March 31, 2010	135,777	(135,777)	-
Members' Equity at March 31, 2010	$135,777	$28,077,977	$28,213,754
Capital contributions	-	57,507,041	57,507,041
Capital withdrawals	-	-	-
Net investment income	-	6,090	6,090
Net realized gain distributions from Private Equity Investments	-	460,191	460,191
Net change in accumulated unrealized appreciation on
investments and foreign currency translation	-	5,560,527	5,560,527
Adviser's Incentive Allocation from
April 1, 2010 to September 30, 2010	602,685	(602,685)	-
Members' Equity at September 30, 2010	$602,685	$62,931,164	$63,533,849

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
Period from April 1, 2010 through September 30, 2010 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$6,026,808
Adjustments to reconcile Net Increase in Members' Equity from Operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on investments	(5,232,199)
Net change in accumulated unrealized appreciation from foreign currency translation	(328,328)
Purchases of Private Equity Investments	(28,196,619)
Proceeds from redemptions of Private Equity Investments	335,099
Net (purchases) sales of short-term investments	(25,425,214)
Decrease in proceeds from distributions	2,287
Increase in dividends and interest receivable	(396,312)
Decrease in prepaid assets	24,068
Increase in management fee payable	375,697
Increase in organizational fees payable	19,260
Increase in professional fee payable	48,049
Decrease in managers' fees payable	(22,500)
Increase in accounting and administration fees payable	3,809
Increase in fund investment fees payable	4,900
Increase in custodian fees payable	416
Increase in other expenses payable	3,796
Net Cash Used in Operating Activities	(52,756,983)

CASH FLOWS FROM FINANCING ACTIVITIES
Members' capital contributions	57,507,041

Net Cash Provided by Financing Activities	57,507,041

Net change in cash and cash equivalents	4,750,058

Cash and cash equivalents at beginning of period	681,572

Cash and Cash Equivalents at End of Period	$5,431,630

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Financial Highlights

	Period from April 1, 2010 through September 30, 2010 (Unaudited)	Period from Commencement of Operations - July 1, 2009 through March 31, 2010
Total Return Before Incentive Allocation(1)(2)	7.02%	4.30%
Total Return After Incentive Allocation(1)(2)	6.33%	3.80%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	91,748	28,214
Net investment loss to average net assets, excluding Incentive Allocation(3)	0.02%	(3.02)%
Ratio of gross expenses to average net assets, excluding Incentive Allocation(3)(4)(5)	2.20%	4.96%
Incentive Allocation to average net assets(2)	1.09%	0.99%
Ratio of gross expenses and Incentive Allocation to average net assets(3)(4)(5)	3.29%	5.95%
Expense waivers to average net assets(3)	(0.06)%	(1.16)%
Ratio of net expenses and Incentive Allocation to average net assets(3)(5)	3.23%	4.79%
Ratio of net expenses to average net assets, excluding Incentive Allocation(3)(5)	2.14%	3.79%
Portfolio Turnover (2)	1.83%	13.05%

(1)
Total investment return based on per unit net asset value reflects the changes in net asset value based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(2)	Not annualized.
(3)	Annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by management.
(5)	The organizational fees and Incentive Allocation are not annualized for the ratio calculation.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2010 (unaudited)

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) was organized as a limited liability company under the laws of the State of Delaware on August 4, 2008 and commenced operations on July 1, 2009. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended.  A Board of Managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Master Fund.  To the fullest extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, any committee of such board, or the Adviser.  The objective of the Master Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments.

2. Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Master Fund’s accounting and reporting policies conform with generally accepted accounting principles within the United States (“U.S. GAAP”).

b. Cash

Cash includes short-term interest bearing deposit accounts.  At times, such deposits may be in excess of federally insured limits.  The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c. Valuation of Investments

Investments held by the Master Fund include both direct private equity investments and investments in portfolio funds (collectively, “Private Equity Investments”).

•
The Master Fund will value interests in Private Equity Investments at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Private Equity Investments are subject to the terms of their respective offering documents.  Valuations of Private Equity Investments may be subject to estimates and are net of management and performance incentive fees or allocations that may be payable pursuant to such offering documents.  If the Adviser determines that the most recent value reported by a Private Equity Investment does not represent fair value or if a Private Equity Investment fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The Master Fund has adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in investment companies that have calculated net asset value in accordance with the specialized accounting guidance for investment companies. Accordingly, in circumstances in which net asset value of an investment in an investment company is not determinative of fair value, the Master Fund estimates the fair value of such investment using the net asset value of the investment (or its equivalent) without further adjustment, if the net asset value of the investment is determined in accordance with the specialized accounting guidance for Investment Companies as of the reporting entity's measurement date. The adoption of this guidance does not have a material effect on the financial statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2010 (unaudited) (continued)

2. Significant Accounting Policies (continued)

d. Foreign Currency Translation

The books and records of the Master Fund are maintained in U.S. dollars.  Generally, assets and liabilities are denominated in non-U.S. currencies are translated into U.S. dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at the transaction date exchange rates.  The Master Fund currently has five investments denominated in Euros.  The Master Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

e. Investment Income

The Master Fund will initially record distributions of cash or in-kind securities at fair value from Private Equity Investments based on the information from distribution notices when distributions are received. Thus, the Master Fund would recognize within the Statement of Operations its share of realized gains or (losses) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions, from managers of the Private Equity Investments. Unrealized depreciation on investments, within the Statement of Operations, includes the Master Fund’s share of unrealized gains and losses, realized undistributed gains, and the Master Fund’s share of undistributed net investment income or (loss) from Private Equity Investments for the relevant period.

f. Master Fund Expenses

The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; managers’ fees; and expenses of meetings of the Board.

g. Organization and Offering Expenses

Costs incurred in connection with the organization of the Master Fund were $35,473 of which $15,680 were waived on behalf of the Master Fund by the Adviser and will not be borne by the Master Fund.

h. Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax.  For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

The Master Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions Financial Accounting Standards Board- Accounting for Uncertainty in Income Taxes, which required the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.   The Adviser has determined that there was no effect on the financial statements from the Master Fund's adoption of this authoritative guidance.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2010 forward.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2010 (unaudited) (continued)

2. Significant Accounting Policies (continued)

i. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results could differ from those estimates.

 3. Fair Value Measurements

In January 2010, the FASB issued Improving Disclosures about Fair Value Measurements which clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for interim and annual reporting periods beginning after December 31, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 31, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.  Management continues to evaluate the application of Improving Disclosure about Fair Value Measurements to the Master Funds, and is not in a position at this time to evaluate the significance of its impact, if any on the Master Fund’s financial statements.

As required by Fair Value Measurements, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or of the investments were liquidated at the valuation date.  Fair Value Measurements established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•    Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date.  The type of investment included in Level I include marketable securities that are primarily traded on a securities exchange or over-the-counter.   The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day.  As required by ASC 820-10, the Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•    Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level I pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data.  Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities.  The fair value of legally restricted equity securities is generally may be discounted depending on the likely impact of the restrictions on liquidity and Adviser’s estimates.

•   Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment.  The inputs into the determination of fair value require significant management judgment or estimation.  Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded.  The fair value for investment using Level III pricing inputs are based on Adviser’s estimates which consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to EBITDA or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. When the inputs used to measure fair value may fall into different levels of the fair value hierarchy, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2010 (unaudited) (continued)

3. Fair Value Measurements (continued)

Due to the inherent uncertainty of valuations, estimates values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments	Level 1	Level 2	Level 3	Total
Direct Investments	$-	$-	$14,732,680	$14,732,680
Primary Investments	-	-	822,763	822,763
Secondary Investments	-	-	22,337,595	22,337,595
Short-Term Investment	48,359,482	-	-	48,359,482
Total	$48,359,482	$-	$37,893,038	$86,252,520

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct	Primary	Secondary
	Investments	Investments	Investments	Total
Balance as of April 1, 2010	$994,968	$-	$3,804,627	$4,799,595
Realized gain (loss)	-	-	-	-
Net change in unrealized appreciation/depreciation	1,122,090	247,117	3,862,716	5,231,923
Net purchases (sales)	12,615,622	575,646	14,670,252	27,861,520
Net transfers in or out of Level 3	-	-	-	-
Balance as of September 30, 2010	$14,732,680	$822,763	$22,337,595	$37,893,038

The amount of the net change in unrealized appreciation/depreciation for the six month period ended September 30, 2010 relating to investments in Level 3 assets still held at September 30, 2010 is $5,231,923, which is included as a component of net change in unrealized appreciation on investments in Private Equity Investments.

4. Allocation of Members’ Capital

Net profits or net losses of the Master Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Members. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

5.  Subscription and Repurchase of Members’ Interests

Interests will generally be offered for purchase as of the first day of each calendar month, except that Interests may be offered more or less frequently as determined by the Board in its sole discretion.  The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board.  In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Adviser, as well as a variety of other operational, business and economic factors.  The Adviser anticipates recommending to the Master Fund Board that, under normal market circumstances, the Master Fund conduct repurchase offers quarterly on or about each January 1st, April 1st, July 1st and October 1st.  The Master Fund does not intend to distribute to the Members any of the Master Fund’s income, but currently expects to reinvest substantially all income and gains allocable to the Members.

6. Management Fees, Incentive Allocation, and Related Party Transactions

The Adviser is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Master Fund's investment program.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2010 (unaudited) (continued)

In consideration for such services, the Master Fund pays the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the greater of (i) the Master Fund’s net asset value and (ii) the Master Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Master Fund that have not yet been drawn for investment.  For the six month period ended September 30, 2010, the total management fee was $375,698.

In addition, at the end of each calendar quarter (and at certain other times), an amount (the “Incentive Allocation”) equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each person that has invested in Interests over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) will be debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Master Fund maintained solely for the purpose of being allocated the Incentive Allocation.

The Master Fund will maintain a memorandum account for each Member that has invested in Interests (each, a “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each Allocation Period of the Master Fund by the amount of the relevant Member’s allocable share of the net losses of the Master Fund for the Allocation Period, and (ii) decreased (but not below zero) upon the close of such Allocation Period by the amount of such Member’s allocable share of the net profits of the Master Fund for the Allocation Period. The Incentive Allocation will be calculated and charged to each Member as of the end of each Allocation Period. The Allocation Period with respect to a Member whose Interest in the Master Fund is repurchased or is transferred in part shall be treated as ending only with respect to the portion of Interests so repurchased or transferred, and only the net profits of the Master Fund, if any, and the balance of the Loss Recovery Account attributable to the portion of the Interest being repurchased or transferred (based on the Member’s capital account amount being so repurchased or transferred) will be taken into account in determining the Incentive Allocation for the Allocation Period then ending, and the Member’s Loss Recovery Account shall not be adjusted for such Member’s allocable share of the net losses of the Master Fund, if any, for the Allocation Period then ending that are attributable to the portion of the Interest so repurchased or transferred. For the six month period ending September 30, 2010 the Adviser received an Incentive Allocation of $602,685.

Each member of the Board who is not an “interested person” of the Master Fund (the “Independent Board”), as defined by the 1940 Act, receives a fee of $35,000 per year, plus a one-time start-up bonus of $5,000 in connection with the establishment of the Master Fund. In addition, the Master Fund will pay an additional fee of $10,000 per year (i) to the Chairman of the Board and to the Chairman of the Audit Committee.  All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

7. Accounting, Administration, and Custodial Agreement

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Master Fund, subject to certain minimums.  The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost.  For the six month period ended September 30, 2010, the total administration fee was $33,392.

UMB Bank, N.A. serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

8. Investment Transactions

Total purchases of Private Equity Investments for the six month period ended September 30, 2010 amounted to $28,196,619. Total distribution proceeds from redemptions of Private Equity Investments for the six month period ended September 30, 2010 amounted to $335,099. The cost of investments in Private Equity Investments for U.S. federal income tax purposes is adjusted for items

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2010 (unaudited) (continued)

8. Investment Transactions (continued)

of taxable income allocated to the Master Fund from such Private Equity Investments. The Master Fund relies upon actual and estimated tax information provided by the Private Equity Investments as to the amounts of taxable income allocated to the Master Fund as of September 30, 2010.

9. Indemnification

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications.  The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. Commitments

As of September 30, 2010, the Master Fund had contributed 63% or $31,727,556 of the total of $49,986,046 in capital commitments to the Private Equity Investments.

11.  Risk Factors

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private equity companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years.  The Master Fund may have a concentration of investments, as permitted by the private placement offering memorandum, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner.

Interests in the Master Fund provide limited liquidity since Members will not be able to redeem interests on a daily basis because the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

A further discussion of the risks associated with an investment in the Master Fund can be found by referencing the Confidential Private Placement Memorandum and Statement of Additional Information.

12.  Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited)

Proxy Voting

The Master Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Once filed, the Master Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling 1-877-591-4656 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Master Fund’s Form N-Q will be available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a)               The registrant's principal executive and principal financial officers, or persons  performing  similar  functions,  have  concluded  that the registrant's  disclosure  controls and  procedures (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective,  as of a date within 90 days of the filing date of the report that includes the  disclosure required  by this  paragraph,  based  on  their  evaluation  of  these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR  270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b)               There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule  30a-3(d)  under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant's  second fiscal  quarter  of  the  period  covered  by  this  report  that  has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable to semi-annual reports.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)       Not applicable.

SIGNATURES

Pursuant to the requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  Partners Group Private Equity, LLC

By (Signature and Title)* _/s/ Scott Higbee______________________________
Scott Higbee, President &
Chief Executive Officer
(principal executive officer)

Date              December 7, 2010

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Scott Higbee______________________________
Scott Higbee, President &
Chief Executive Officer
(principal executive officer)

Date              December 7, 2010

By (Signature and Title)* _/s/ Robert Collins______________________________
Robert Collins, Chief Financial Officer
(principal financial officer)

Date              December 7, 2010
* Print the name and title of each signing officer under his or her signature.